Warrant Liabilities (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Warrant Liabilities [Abstract]
Stock price	$ 2.96	$ 4.14
Dividend yield
Risk-free rate	2.56%	1.89%
Expected term (in years)	6 months 29 days	1 year 6 months 29 days
Expected volatility	11.94%	22.30%